Property, plant and equipment, intangible assets, goodwill, right-of-use assets and contract assets - Summary of Intangible Assets (Excluding Goodwill) (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 16,648,681	R$ 16,219,719
Concession rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 15,706,265	15,318,664
Concession rights [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[1]	2.00%
Intangible assets other than goodwill	[1]	R$ 8,953,495	8,425,014
Concession rights [member] | Rumo Malha Norte SA [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization	[2]	1.59%
Intangible assets other than goodwill	[2]	R$ 6,752,770	6,893,650
Operating license [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		3.70%
Intangible assets other than goodwill		R$ 211,895	187,899
Trademarks [member] | Comma [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		57,439	54,207
Customer-related intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 575,459	519,915
Customer-related intangible assets [member] | Companhia de Gas de Sao Paulo - COMGAS [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 276,811	210,038
Customer-related intangible assets [member] | Moove cash generating unit [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		6.00%
Intangible assets other than goodwill		R$ 297,286	309,877
Customer-related intangible assets [member] | Other
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 1,362
Computer software [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 46,770	86,090
Other [member] | Mobil [member]
Disclosure of detailed information about intangible assets [line items]
Annual rate of amortization		20.00%
Intangible assets other than goodwill		R$ 50,853	52,944
Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill		R$ 97,623	R$ 139,034

[1]	Refers to the intangible asset for the public gas distribution service concession, which represents the right to charge users for the supply of gas, comprised of: (i) the concession rights recognized in the business combination and (ii) concession assets.
[2]	Refers to the railroad concession right agreement of Rumo. The amount will be amortized until the end of the concession in 2079.